Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 424,485	$ 462,124	$ 441,981
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	107,554	148,926	157,354
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	132,793	138,123	53,845
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 184,138	$ 175,075	$ 230,782